Plan Asset Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 17,807	$ 15,021	$ 15,499
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17,807
Fair Value, Inputs, Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	13
Fair Value, Inputs, Level 1 | Equity | Legal and General UK Equity Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,404
Fair Value, Inputs, Level 1 | Equity | Legal and General North America Equity Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,082
Fair Value, Inputs, Level 1 | Equity | Legal and General Europe (ex UK) Equity Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,303
Fair Value, Inputs, Level 1 | Equity | Legal and General Japan Equity Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,637
Fair Value, Inputs, Level 1 | Equity | Legal and General Asia Pac (ex Japan) Equity Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,630
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General over 15 year Gilts Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	564
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General AAA-AA-A Bonds Over 15 year Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	597
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General over 5 year Index-Linked Gilts Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 577